Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Property Plant and Equipment by Class of Assets
9.1.	By class of assets

	Land, buildings and improvement		Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Right-of-use assets	Total
Balance at January 1, 2018	6,665		75,002	42,521	52,462	—	176,650

Additions	4		1,751	8,707	6	—	10,468
Additions to / review of estimates of decommissioning costs	—		—	—	4,778	—	4,778
Capitalized borrowing costs	—		—	1,810	—	—	1,810
Write-offs	(61)		(16)	(327)	(27)	—	(431)
Transfers	(93)		13,720	(18,667)	4,086	—	(954)
Depreciation, amortization and depletion	(359)		(6,529)	—	(5,028)	—	(11,916)
Impairment recognition	—		(742)	(250)	(1,686)	—	(2,678)
Impairment reversal	—		309	23	226	—	558
Cumulative translation adjustment	(946)		(7,467)	(4,891)	(7,598)	—	(20,902)

Balance at December 31, 2018	5,210		76,028	28,926	47,219	—	157,383

Cost	7,829		128,711	28,926	77,141	—	242,607
Accumulated depreciation, amortization and depletion	(2,619)		(52,683)	—	(29,922)	—	(85,224)

Balance at December 31, 2018	5,210		76,028	28,926	47,219	—	157,383

Adoption of IFRS 16	—		—	—	—	26,575	26,575
Additions	—		663	3,309	4	1,355	5,331
Additions to / review of estimates of decommissioning costs	—		—	—	(19)	—	(19)
Capitalized borrowing costs	—		—	694	—	—	694
Write-offs	—		(20)	(123)	—	—	(143)
Transfers	444		7,219	(9,733)	2,633	203	766
Transfers to assets held for sale	(760)		(4,165)	(608)	(433)	(1,156)	(7,122)
Depreciation, amortization and depletion	(130)		(3,153)	—	(2,290)	(2,571)	(8,144)
Impairment recognition	(1)		(219)	(364)	—	—	(584)
Impairment reversal	—		20	17	456	—	493
Cumulative translation adjustment	31		618	122	540	243	1,554

Balance at June 30, 2019	4,794		76,991	22,240	48,110	24,649	176,784

Cost	7,250		128,462	22,240	79,721	27,948	265,621
Accumulated depreciation, amortization and depletion	(2,456)		(51,471)	—	(31,611)	(3,299)	(88,837)

Balance at June 30, 2019	4,794		76,991	22,240	48,110	24,649	176,784

Weighted average useful life in years	40 (25 to 50 (except land	) )	20 (3 to 31)		Units of production method	8 (2 to 47)

(*)

It is composed of platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, rights of use and other operating, storage and production plants, also including exploration and production assets depreciated based on the units of production method.

(**)	See note 26 for assets under construction by business area.
(***)

It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated to proved reserves and other costs directly associated with the exploration and production of oil and gas.

Summary of Company Recognized Right-of-Use Assets

The rights-of-use at June 30, 2019 comprise the following underlying assets:

	Land, buildings and improvement	Equipment and other assets (*)	Total
Cost	893	27,055	27,948
Accumulated depreciation, amortization and depletion	(52)	(3,247)	(3,299)

Balance at June 30, 2019	841	23,808	24,649

Depreciation charges	51	2,468	2,519

(*)	It primarily comprises platforms and vessels.